Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund
Risk/Return:	rr_RiskReturnAbstract
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.39%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.81%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.28%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%	[3]
1 Year	rr_ExpenseExampleYear01	$ 830
3 Years	rr_ExpenseExampleYear03	1,407
5 Years	rr_ExpenseExampleYear05	2,008
10 Years	rr_ExpenseExampleYear10	3,623
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.39%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.82%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.28%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%	[3]
1 Year	rr_ExpenseExampleYear01	832
3 Years	rr_ExpenseExampleYear03	1,412
5 Years	rr_ExpenseExampleYear05	2,017
10 Years	rr_ExpenseExampleYear10	3,641
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.39%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.81%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.28%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.68%	[3]
1 Year	rr_ExpenseExampleYear01	470
3 Years	rr_ExpenseExampleYear03	1,126
5 Years	rr_ExpenseExampleYear05	1,902
10 Years	rr_ExpenseExampleYear10	3,932
1 Year	rr_ExpenseExampleNoRedemptionYear01	370
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,126
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,902
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,932
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.39%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.80%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.28%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[3]
1 Year	rr_ExpenseExampleYear01	269
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,993
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.39%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.81%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.29%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	1.34%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%	[3]
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,601
10 Years	rr_ExpenseExampleYear10	$ 3,365

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 1.40% on assets up to $7.5 billion; 1.38% on assets from $7.5 billion up to $15 billion; and 1.36% on assets in excess of $15 billion.
[3]	Effective October 5, 2012, New York Life Investment Management LLC ('New York Life Investments') has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 1.56% of its average daily net assets. This agreement will be in effect for a two-year period unless extended by New York Life Investments and approved by the Board of Trustees.